STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total Stockholders' Equity (Deficit)
Beginning Balance, amount at Dec. 31, 2008	$ 2,548	$ 1,608,802	$ (1,499,396)	$ 111,954
Beginning Balance, shares at Dec. 31, 2008	2,547,972			2,547,972
Recapitalization - reverse acquisition into public shell, shares	5,033,450			5,033,450
Recapitalization - reverse acquisition into public shell, value	5,033	(5,033)
Spin-out of mineral operations and cancellation of common stock, shares	(3,310,000)			(3,310,000)
Spin-out of mineral operations and cancellation of common stock, value	(3,310)	3,310
Issuance of common stock for professional services, shares	26,261			26,261
Issuance of common stock for professional services, value	26	47,974		48,000
Issuance of common stock issued for compensation, shares	10,942			10,942
Issuance of common stock issued for compensation, value	11	19,989		20,000
Net loss for the period			(597,725)	(597,725)
Ending Balance, amount at Dec. 31, 2009	4,308	1,675,042	(2,097,121)	(417,771)
Ending Balance, shares at Dec. 31, 2009	4,308,625			4,308,625
Issuance of common stock for professional services, shares	135,499			135,499
Issuance of common stock for professional services, value	135	97,925		98,060
Issuance of common stock for related party debt and accrued interest, shares	157,142			157,142
Issuance of common stock for related party debt and accrued interest, value	158	401,602		401,760
Issuance of common stock for cash ($30,000) and financing costs ($60,000), shares	125,000			125,000
Issuance of common stock for cash ($30,000) and financing costs ($60,000), value	125	89,875		90,000
Issuance of common stock for deferred offering costs, shares	92,593			92,593
Issuance of common stock for deferred offering costs, value	93	499,907		500,000
Issuance of common stock for payment of debt, shares	1,190,249			1,190,249
Issuance of common stock for payment of debt, value	1,190	698,809		699,999
Issuance of common stock for payment of accounts payable, shares	714,473			714,473
Issuance of common stock for payment of accounts payable, value	714	246,286		247,000
Issuance of common stock for share liability, shares	375,000			375,000
Issuance of common stock for share liability, value	375	179,625		180,000
Issuance of common stock for accrued compensation, shares	3,232,020			3,232,020
Issuance of common stock for accrued compensation, value	3,232	67,601		70,833
Issuance of common stock for debt conversion, shares	828,973			828,973
Issuance of common stock for debt conversion, value	829	64,921		65,750
Net loss for the period			(838,999)	(838,999)
Ending Balance, amount at Dec. 31, 2010	11,159	4,021,593	(2,936,120)	1,096,632
Ending Balance, shares at Dec. 31, 2010	11,159,574			11,159,574
Issuance of common stock for professional services, shares	533,553			533,553
Issuance of common stock for professional services, value	534	34,147		34,681
Issuance of common stock for accrued compensation, shares	1,988,054			1,988,054
Issuance of common stock for accrued compensation, value	1,988	21,570		23,558
Issuance of common stock for debt conversion, shares	11,176,232			11,176,232
Issuance of common stock for debt conversion, value	11,176	145,309		156,485
Net loss for the period			(261,565)	(261,565)
Ending Balance, amount at Sep. 30, 2011	$ 24,857	$ 4,222,619	$ (3,197,685)	$ 1,049,791
Ending Balance, shares at Sep. 30, 2011	24,857,413			24,857,413